Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Cost	$ 112,165	$ 103,516	$ 86,058
Gross unrealized gains	147	667	133
Gross unrealized losses	3,365	2,222	4,041
Fair value	108,947	101,961	82,150
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	18,504	16,700	12,794
Gross unrealized gains	9	67	6
Gross unrealized losses	341	233	413
Fair value	18,172	16,534	12,387
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	14,933	13,309	7,680
Gross unrealized gains	12	95	2
Gross unrealized losses	462	276	536
Fair value	14,483	13,128	7,146
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	45,728	40,747	30,741
Gross unrealized gains	16	303	32
Gross unrealized losses	1,805	1,150	2,075
Fair value	43,939	39,900	28,698
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	29,756	29,963	32,246
Gross unrealized gains	106	186	91
Gross unrealized losses	693	518	936
Fair value	29,169	29,631	31,401
Other debt [member]
Disclosure of financial assets [line items]
Cost	3,244	2,797	2,597
Gross unrealized gains	4	16	2
Gross unrealized losses	64	45	81
Fair value	$ 3,184	$ 2,768	$ 2,518